INCOME TAXES - Disclosure of detailed information about significant temporary differences, unused tax credits, and unused tax losses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Unrecognized deferred tax assets	$ 17,678	$ 10,688
Expiry 2026 To 2043 [Member]
Deferred tax assets:
Unrecognized deferred tax assets	43,774
No expiry date [Member]
Deferred tax assets:
Unrecognized deferred tax assets	24,955
Mineral expenditures and other capital assets [Member] | Expiry 2026 To 2043 [Member]
Deferred tax assets:
Unrecognized deferred tax assets	0
Mineral expenditures and other capital assets [Member] | No expiry date [Member]
Deferred tax assets:
Unrecognized deferred tax assets	17,457
Share issue costs [Member] | Expiry 2026 To 2043 [Member]
Deferred tax assets:
Unrecognized deferred tax assets	1,556
Share issue costs [Member] | No expiry date [Member]
Deferred tax assets:
Unrecognized deferred tax assets	0
Non-capital losses and others [Member] | Expiry 2026 To 2043 [Member]
Deferred tax assets:
Unrecognized deferred tax assets	42,218
Non-capital losses and others [Member] | No expiry date [Member]
Deferred tax assets:
Unrecognized deferred tax assets	$ 7,498